SECONDARY PUBLIC OFFERING - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2013	Jun. 11, 2013	Dec. 25, 2012	Apr. 10, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares sold by shareholders	4,750,000
Number of shares sold to cover over allotments				150,000
Proceeds from offering	$ 0		$ 66,457
Offering costs and registration expense		$ 412